Financial Instruments (Details) - Schedule of consolidated entity’s interest-bearing financial instruments - AUD ($)	Jun. 30, 2022		Jun. 30, 2021
Fixed Rate Instruments [Member]
Fixed rate instruments
Financial assets	$ 803,072	[1]	$ 682,421
Financial liabilities	(1,161,384)		(2,316,267)
Variable rate instruments [Member]
Variable rate instruments
Financial assets	$ 6,011,368		$ 2,172,499

[1]	Whilst the consolidated entity has fully impaired the Loan Receivable at 30 June 2022, it continues to accrue interest on this financial asset. The interest portion of this Loan Receivable has been fully impaired at 30 June 2022.